INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax benefit

	Nine Months Ended December 31,
(In thousands)	2023	2022

Current:
Federal	$(15)	$(16)
State and local	–	(8)
Foreign	–	–
Total current	(15)	(24)

Deferred:
Federal	–	–
State and local	–	–
Foreign	10,564	2,930
Total deferred	10,564	2,930
Benefit from income taxes	$10,549	$2,906

Schedule of reconciliation income tax rates

	Nine Months Ended December 31,
	2023	2022
Loss on ordinary activities before tax	$(1,712)	$(1,230)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	359	258
Share-based compensation expense recognized for financial statement purposes	(419)	–
Other losses (unrecognized)	(14)	(282)
Utilization of losses not previously benefitted	59	–
Income tax (expense)	$(15)	$(24)

Schedule of effective income tax rates

	Nine Months Ended December 31,
	2023	2022
Loss on ordinary activities before tax	$(52,013)	$(4,567)
Statutory U.K. income tax rate	25.0%	19.0%
Loss at statutory income tax rate	13,003	868

Change from increase in deferred income tax rate	–	274
Derecognition of deferred tax assets	(2,451)	–
Foreign currency effect	12	1,788
Income tax benefit	$10,564	$2,930

Schedule of reconciliation of financial statement income (loss)

	Nine Months Ended December 31,
	2023				2022
	United States	BVI	United Kingdom	Total	United States	BVI	United Kingdom	Total

Pre-tax loss	$(1,712)	$(14,473)	$(52,570)	$(68,755)	$(1,230)	$(7,320)	$(4,567)	$(13,117)
Share-based compensation expense for financial statement purposes for which no benefit was taken	1,997	–	–	1,997	–	–	–	–
Loss for which no benefit was taken	–	–	–	–	1,622	–	–	1,622
Losses not subject to tax	65	14,473	557	15,095	–	7,320	–	7,320
Utilization of losses not previously benefitted	(280)	–	–	(280)	(314)	–	–	(314)
Taxable income (loss)	$70	$–	$(52,013)	$(51,943)	$78	$–	$(4,567)	$(4,489)

Schedule of deferred tax assets and liabilities

	As of December 31,	As of March 31,
	2023	2023
Deferred tax assets:
Net operating loss	$(5,500)	$(4,131)
Deferred tax asset (unrecognized)	3,951	1,500
Deferred tax asset	(1,549)	(2,631)

Deferred tax liabilities:
In-process research and development	1,549	13,195
Deferred tax liability	1,549	13,195

Net deferred tax liability	$–	$10,564